FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Liquidity Risk (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Financial Assets [Abstract]
Financial assets	$ 23,803
Financial Liabilities [Abstract]
Financial liabilities	9,892
Cash and Cash Equivalents [Member]
Financial Assets [Abstract]
Financial assets	22,623	$ 34,802
Trade and Other Receivables [Member]
Financial Assets [Abstract]
Financial assets	78	265
Other Non-current Financial Assets [Member]
Financial Assets [Abstract]
Financial assets	1,102	446
Trade and Other Payables [Member]
Financial Liabilities [Abstract]
Financial liabilities	9,892	837
Trade and Other Payables [Member] | Less Than or Equal to 6 Months [Member]
Financial Liabilities [Abstract]
Financial liabilities	9,892	837
Trade and Other Payables [Member] | 6-12 Months [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	0
Trade and Other Payables [Member] | 1-5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	0
Trade and Other Payables [Member] | More Than or Equal to 5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	0
Other Current Financial Liabilities [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	3,750
Other Current Financial Liabilities [Member] | Less Than or Equal to 6 Months [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	3,750
Other Current Financial Liabilities [Member] | 6-12 Months [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	0
Other Current Financial Liabilities [Member] | 1-5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	0
Other Current Financial Liabilities [Member] | More Than or Equal to 5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	0
Liquidity Risk [Member]
Financial Liabilities [Abstract]
Financial liabilities	9,892	4,587
Liquidity Risk [Member] | Less Than or Equal to 6 Months [Member]
Financial Liabilities [Abstract]
Financial liabilities	9,892	4,587
Liquidity Risk [Member] | 6-12 Months [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	0
Liquidity Risk [Member] | 1-5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	0
Liquidity Risk [Member] | More Than or Equal to 5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	$ 0	$ 0